Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
(a)	Details of property and equipment as of December 31, 2020 and 2021 are as follows:

	2020
	Acquisition cost		Accumulated depreciation	Carrying value
Land	~~W~~	2,219,227	—	2,219,227
Buildings		1,230,187	(419,426)	810,761
Right-of-use assets		1,016,183	(425,766)	590,417
Other assets		2,197,485	(1,828,193)	369,292

	~~W~~	6,663,082	(2,673,385)	3,989,697

	2021
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying value
Land	~~W~~	2,173,134	—	—	2,173,134
Buildings		1,210,401	(446,321)	(7,594)	756,486
Right-of-use assets		1,229,169	(621,042)	—	608,127
Other assets		2,294,740	(1,786,323)	—	508,417

	~~W~~ 6,907,444		(2,853,686)	(7,594)	4,046,164

Changes in property and equipment
(b)	Changes in property and equipment for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Land		Buildings	Right-of-use assets	Others	Total
Beginning balance	~~W~~	1,815,112	790,449	1,112,796	364,971	4,083,328
Acquisition (*1)		78,066	56,828	305,958	140,958	581,810
Disposal		(92,683)	(46,897)	(24,173)	(2,398)	(166,151)
Depreciation		—	(56,041)	(286,028)	(133,437)	(475,506)
Amounts transferred from(to) investment property		55,316	(51,252)	—	—	4,064
Amounts transferred from(to) intangible assets		—	—	—	3,738	3,738
Amounts transferred from(to) non-current assets held for sale (*2)		(31,622)	(11)	—	—	(31,633)
Amounts transferred from(to) right-of-use assets		395,346	118,091	(513,437)	—	—
Others		—	—	—	(2,235)	(2,235)
Effects of foreign currency adjustments		(308)	(406)	(5,380)	(2,459)	(8,553)
Business combination (Note 47)		—	—	681	154	835

Ending balance	~~W~~	2,219,227	810,761	590,417	369,292	3,989,697

(*1)	~~W~~ 56,575 million transferred from assets-under-construction is included.
(*2)	Includes buildings, land, etc.

	2021
	Land		Buildings	Right-of-use assets	Others	Total
Beginning balance	~~W~~	2,219,227	810,761	590,417	369,292	3,989,697
Acquisition (*1)		513	32,777	316,925	289,614	639,829
Disposal		(709)	(1,378)	(26,930)	(5,086)	(34,103)
Depreciation (*2)		—	(49,646)	(289,585)	(154,104)	(493,335)
Impairment		—	(7,594)	—	—	(7,594)
Amounts transferred from(to) investment property		(46,046)	(27,727)	—	—	(73,773)
Amounts transferred from(to) intangible assets		—	—	—	3,676	3,676
Amounts transferred from(to) non-current assets held for sale (*3)		(169)	(853)	—	—	(1,022)
Effects of foreign currency adjustments		318	146	17,300	5,025	22,789

Ending balance	~~W~~	2,173,134	756,486	608,127	508,417	4,046,164

(*1)	~~W~~ 18,748 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

Insured assets

(c)	Insured assets and liability insurance as of December 31, 2021 are as follows:

	December 31, 2021
Type of insurance	Insured assets and objects	Amount covered	Insurance company

Comprehensive insurance for financial institutions	Cash(including ATM)	25,500	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral	1,920,218	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate	26,164	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives	50,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for employee accident	Employee	79,798	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities	79,755	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance etc.	33,478	Samsung Fire & Marine Insurance Co., Ltd., etc.

(*)	Aside from the insurance mentioned above, the Group has entered into car insurance, medical insurance, and property insurance.